Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256494
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class A
Trading Symbol	PIIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$58	1.08%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,915,385,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

C000256491
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class C
Trading Symbol	PCITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$96	1.79%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,915,385,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

C000256492
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class R6
Trading Symbol	PIEKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$37	0.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,915,385,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

C000256493
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class Y
Trading Symbol	INVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$40	0.74%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,915,385,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

C000256479
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	PGOFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$53	0.97%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,899,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%

C000256478
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GOFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$96	1.77%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.77%
AssetsNet	$ 1,899,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%

C000256477
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	PSMKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$36	0.66%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,899,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%

C000256476
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	GROYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,899,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%